FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2023
FINANCIAL RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT

24  – FINANCIAL RISK MANAGEMENT

The Company’s businesses are exposed to a variety of financial and market risks (including foreign exchange risk, interest rate risk and price risk). The Company’s global risk management program focuses on the uncertainty of financial markets and seeks to minimize potential adverse effects on the performance of the Company. The Company uses derivatives to hedge certain risks. A description of the primary policies established by the Company to manage financial risks are provided below:

Interest Rate Risk

As of December 31, 2023, the Company maintains all of its debt obligations denominated in fixed rates in order to avoid fluctuations in financial expenses resulting from an increase in interest rates.

The Company's indebtedness corresponds to six bonds in the Chilean local market at fixed rates, which currently have an outstanding balance of UF14.61 million denominated in Unidades de Fomento ("UF"), a debt indexed to inflation in Chile (the Company's sales are correlated to the variation of the UF). Of the total bonds, five are redenominated through derivatives to Chilean Pesos (CLP) in their rate and notional value, maintaining the structure of the bond.

On the other hand, the Company has indebtedness in the international market through a USD 300 million fixed-rate 144A/RegS bond issued in the US, which has been redenominated through derivatives to Unidades de Fomento ("UF", Chilean pesos indexed to inflation) in its rate and nominal value, maintaining the structure of the bond. Additionally, in September 2023 a bond was issued in the Swiss market for an amount of CHF 170 million at a fixed rate [CHF], which has been redenominated, through derivatives, to Brazilian reais (BRL) in its rate and notional value, maintaining the structure of the bond.

Credit risk

The credit risk to which the Company is exposed comes mainly from trade accounts receivable maintained with retailers, wholesalers and supermarket chains in domestic markets; and the financial investments held with banks and financial institutions, such as time deposits, mutual funds and derivative financial instruments.

a)     Trade accounts receivable and other current accounts receivable

Credit risk related to trade accounts receivable is managed and monitored by the area of Finance and Administration of each business unit. The Company has a wide base of more than 283 thousand clients implying a high level of atomization of accounts receivable, which are subject to policies, procedures and controls established by the Company. In accordance with such policies, credits must be based objectively, non-discretionary and uniformly granted to all clients of a same segment and channel, provided these will allow generating economic benefits to the Company. The credit limit is checked periodically considering payment behavior. Trade accounts receivable pending of payment are monitored on a monthly basis,

i.	Sale Interruption

In accordance with Corporate Credit Policy, the interruption of sale must be within the following framework: when a customer has outstanding debts for an amount greater than USD 250,000, and over 60 days expired, sale is suspended. The General Manager in conjunction with the Finance and Administration Manager authorize exceptions to this rule, and if the outstanding debt should exceed USD 1,000,000, and in order to continue operating with that client, the authorization of the Chief Financial Officer is required. Notwithstanding the foregoing, each operation can define an amount lower than USD 250,000 according to the country’s reality.

ii.	Impairment

The impairment recognition policy establishes the following criteria for provisions: 30% is provisioned for 31 to 60 days overdue, 60% between 60 and 91 days, 90% between 91 and 120 days overdue and 100% for more than 120 days. Exemption of the calculation of global impairment is given to credits whose delays in the payment correspond to accounts disputed with the customer whose nature is known and where all necessary documentation for collection is available, therefore, there is no uncertainty on recovering them. However, these accounts also have an impairment provision as follows: 40% for 91 to 120 days overdue, 80% between 120 and 170, and 100% for more than 170 days.

iii.	Prepayment to suppliers

The Policy establishes that USD 25,000 prepayments can only be granted to suppliers if its value is properly and fully provisioned. The Treasurer of each subsidiary must approve supplier warranties that the Company receives for prepayments before signing the respective service contract, In the case of domestic suppliers, a warranty ballot (or the instrument existing in the country) shall be required, in favor of Andina executable in the respective country, non-endorsable, payable on demand or upon presentation and its validity will depend on the term of the contract. In the case of foreign suppliers, a stand-by credit letter will be required which shall be issued by a first line bank; in the event that this document is not issued in the country where the transaction is done, a direct bank warranty will be required. Subsidiaries can define the best way of safeguarding the Company’s assets for prepayments under USD 25,000.

iv.	Guarantees

In Chile, we have insurance with Compañía de Seguros de Crédito Continental S.A (AA rating -according to Fitch Chile and Humphreys rating agencies) covering the credit risk regarding trade debtors in Chile.

The rest of the operations do not have credit insurance, instead mortgage guarantees are required for volume operations of wholesalers and distributors in the case of trade accounts receivables. In the case of other debtors, different types of guarantees are required according to the nature of the credit granted.

Historically, uncollectible trade accounts have been lower than 0.5% of the Company’s total sales,

b)    Financial investment.

The Company has a Policy that is applicable to all the companies of the group in order to cover credit risks for financial investments, restricting both the types of instruments as well as the institutions and degree of concentration. The companies of the group can invest in:

i.	Time deposits: only in banks or financial institutions that have a risk rating equal to or higher than Level 1 (Fitch) or equivalent for deposits of less than 1 year and rated A or higher (S&P) or equivalent for deposits of more than 1 year.
ii.	Mutual funds: investments with immediate liquidity and no risk of capital (funds composed of investments at a fixed-term, current account, fixed rate Tit BCRA, negotiable obligations, Over Night, etc.,) in all those counter-parties that have a rating greater than or equal to AA-(S&P) or equivalent, Type 1 Pacts and Mutual Funds, with a rating greater than or equal to AA+ (S&P) or equivalent.
iii.	Other investment alternatives must be evaluated and authorized by the office of the Chief Financial Officer.

Exchange Rate Risk

The Company is exposed to three types of risk caused by exchange rate volatility in the countries where it operates:

a)    Exposure of foreign investment

This risk originates from the translation of net investment from the functional currency of each country (Brazilian Real, Paraguayan Guaraní, and Argentine Peso) to the Parent Company’s reporting currency (Chilean Peso). Appreciation or devaluation of the Chilean Peso with respect to the functional currencies of each country, originates decreases and increases in equity, respectively. The Company does not hedge this risk.

The Company evaluates the fluctuations of the currencies used in the Operations (local currencies) with respect to the presentation currency of the financial statements through a sensitivity analysis on total assets, total liabilities and net equity in local currency.

	USD/CLP	BRL/CLP	ARS/CLP	PGY/CLP
Exchange rate variation at reporting date	2.5%	10.4%	-77.5%	3.4%

		Brazil	Argentina	Paraguay
		ThCh$	ThCh$	ThCh$
Total assets		927,776,536	278,756,092	358,890,168
Total liabilities		585,533,955	130,843,061	62,849,876
Net investment		342,242,581	147,913,031	296,040,292
Share on income		28.5%	17.5%	8.5%

		BRL/CLP	ARS/CLP	PGY/CLP
-10% variation impact on currency translation		-1.0%	-79.6%	-6.9%

Variation impact on results		(6,181,422)	(716,469)	(4,289,427)
Variation impact on equity		(35,380,729)	(13,446,639)	(29,690,059)

The above scenario represents the exchange rate sensitivity of minus 10% over the actual exchange rates at the reporting date, impacting the translation of local currencies to the presentation currency of the Group's financial statements, and how it would impact the results and equity of the different Operations.

Net exposure of assets and liabilities in foreign currency

This risk stems mostly from carrying liabilities in US dollar, so the volatility of the US dollar with respect to the functional currency of each country generates a variation in the valuation of these obligations, with consequent effect on results.

In order to protect the Company from the effects on income resulting from the volatility of the Brazilian Real and the Chilean Peso against the U,S, dollar, the Company maintains derivative contracts (cross currency swaps) to cover almost 100% of US dollar-denominated financial liabilities.

By designating such contracts as hedging derivatives, the effects on income for variations in the Chilean Peso and the Brazilian Real against the US dollar, are mitigated annulling its exposure to exchange rates.

b)	Exposure of assets purchased or indexed to foreign currency

This risk originates from purchases of raw materials and investments in Property, plant and equipment, whose values are expressed in a currency other than the functional currency of the subsidiary. Changes in the value of costs or investments can be generated through time, depending on the volatility of the exchange rate.

In order to minimize this risk, the Company maintains a currency hedging policy stipulating that it is necessary to enter into foreign currency derivatives contracts to lessen the effect of the exchange rate over cash expenditures expressed in US dollars, corresponding mainly to payment to suppliers of raw materials in each of the operations. This policy stipulates up to 12-month forward horizon.

Commodities risk

The Company is subject to the risk of price fluctuations in the international markets mainly for sugar, PET resin and aluminum, which are inputs used to produce beverages and containers, which together account for 35% to 40% of operating costs. Procurement and anticipated purchase contracts are made frequently to minimize and/or stabilize this risk. To minimize this risk or stabilize often supply contracts and anticipated purchases are made when market conditions warrant.

Liquidity risk

The products we sell are mainly paid for in cash and short-term credit; therefore, the Company´s main source of financing comes from the cash flow of our operations. This cash flow has historically been sufficient to cover the investments necessary for the normal course of our business, as well as the distribution of dividends approved by the General Shareholders’ Meeting. Should additional funding be required for future geographic expansion or other needs, the main sources of financing to consider are: (i) debt offerings in the Chilean and foreign capital markets (ii) borrowings from commercial banks, both internationally and in the local markets where the Company operates; and (iii) public equity offerings.

The following table presents an analysis of the Company’s committed maturities for liability payments throughout the coming years:

As of December 31, 2023	Payments on the year of maturity
		More than 1	More than 2	More than 3
Item	1 year	up to 2	up to 3	up to 4	More than 5
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank debt	1,500,909	—	13,485,024	—	—
Bonds payable	50,498,809	50,300,105	43,475,786	36,651,452	1,348,382,985
Lease obligations	9,322,855	4,988,159	4,759,010	2,689,598	6,891,131
Contractual obligations (1)	37,520,505	112,608,432	18,110,929	18,094,401	3,491,360
Total	98,843,078	167,896,696	79,830,749	57,435,451	1,358,765,476

As of December 31, 2022	Payments on the year of maturity
		More than 1	More than 2	More than 3
Item	1 year	up to 2	up to 3	up to 4	More than 5
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank debt	741,228	-	4,081,333	-	-
Bonds payable	340,767,980	15,765,142	16,478,664	10,915,215	720,209,139
Lease obligations	7,100,579	2,854,106	5,615,704	6,887,353	535,465
Contractual obligations (1)	127,611,501	39,242,308	5,973,129	5,339,005	4,950,895
Total	476,221,288	57,861,556	32,148,830	23,141,573	725,695,499

(1)    Agreements that the Andina Group has with collaborating entities for its operation, which are mainly related to contracts entered into to supply products and/or support services in information technology services, commitments of the company with its franchisor to make investments or expenses related to the development of the franchise, support services to personnel, security services, maintenance services of fixed assets, purchase of inputs for production, among others.